Fair Value Measurements: (Details 2) (Oil and natural gas derivative financial instruments, USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Oil and natural gas derivative financial instruments
Derivative contract
Balance at the beginning of period	$ 33,117,425
Derivatives contract added		35,091,536
Loss on derivative contracts	(7,754,437)	3,056,053
Settlements on derivative contracts	(266,452)	(5,030,164)
Balance at the end of period	$ 25,096,536	$ 33,117,425